Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Cash Flow Information [Abstract]
Disclosure of change in other assets and liabilities
Net change in other operating assets and liabilities

	2017 $	2016 $
Accounts receivable	(23)	(39)
Prepaid expenses and deposits	2	(949)
Clinical trial contract deposits	(448)	—
Accounts payable and accrued liabilities	2,168	2,458
	1,699	1,470
Interest received	973	34

Disclosure of change in financing and investing activities
Cash flows from financing and investing activities:

	Short term investments	Contingent consideration	Derivative warrants December 28, 2016	Derivative warrants February 14, 2014	Common shares	Warrants	Contributed surplus
Balance at January 1, 2017	—	(5,440)	(7,405)	(1,733)	(299,815)	(971)	(17,017)
Cash flow - Purchases	97,996	—	—	—	—	—	—
Cash flow - Disposals	(90,018)	—	—	—	—	—	—
Cash flow - Payments made	—	2,150	—	—	—	—	—
Cash flow - Net proceeds from public offering	—	—	—	—	(162,324)	—	—
Cash flow - Proceeds from exercise derivative warrants	—	—	8,596	88	(8,684)	—	—
Cash flow - Proceeds from exercise warrants	—	—	—	—	(232)	—	—
Cash flow - Proceeds from exercise options	—	—	—	—	(3,912)	—	—
Non-cash changes - Conversion to Common Shares	—	—	3,825	8,760	(21,334)	65	2,899
Non-cash changes - Fair value adjustments	(78)	(502)	(17,808)	(10,973)	(2,899)	—	—
Non-cash changes - Stock Based Compensation	—	—	—	—	—	—	(4,242)
Non-cash changes - Other	(67)	—	3,844	1,013	—	—	—
Balance at December 31, 2017	7,833	(3,792)	(8,948)	(2,845)	(499,200)	(906)	(18,360)